Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Consolidated Statements of Comprehensive Loss
Net loss	$ (26,351)	$ (115,923)
Other comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations, net	0	110
Total other comprehensive income	0	110
Total comprehensive loss	$ (26,351)	$ (115,813)